UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Fallen Angels Value Fund
Schedule of Investments
October 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 93.31%87.92

Consumer Discretionary - 14.21%
20,000	Activision Blizzard, Inc.	217,700
6,000	Apollo Group, Inc. Class-A *	120,480
8,000	DeVry, Inc. *	210,080
5,000	McGraw-Hill Companies, Inc.	276,400
15,000	Staples, Inc.	172,725
5,000	Time Warner, Inc.	217,350
3,000	Viacom, Inc. Class-B	153,870
		1,368,605
Energy - 2.94%
6,000	Alpha Natural Resources, Inc. *	51,540
4,000	Conocophillips	231,400
		282,940
Financials - 15.77%
4	Berkshire Hathaway, Inc. Class-A *	518,020
3,000	Berkshire Hathaway, Inc. Class-B *	259,050
30,000	Gleacher & Co., Inc. *	21,000
11,000	JP Morgan Chase & Co.	458,480
4,000	Wells Fargo & Co.	134,760
10,000	Western Union Co.	127,289
		1,518,599
Healthcare - 7.88%
6,000	AmerisourceBergen Corp.	236,640
8,400	Teva Pharmaceutical Industries, Ltd. ADR	339,528
4,000	United Therapeutics Corp. *	182,680
		758,848
Industrial - 14.70%
20,000	Exelis, Inc.	221,200
25,000	General Electric Co.	526,500
4,000	General Motors Corp. *	102,000
4,000	Oshkosh Corp. *	119,920
4,000	Raytheon Co.	226,240
20,000	SAIC, Inc.	219,800
		1,415,660
Information Technology - 27.76%
30,000	Applied Materials, Inc.	318,000
4,000	BMC Industries, Inc. *	162,800
20,000	Cisco Systems, Inc.	342,900
14,000	Dell, Inc.	129,360
25,000	Entropic Communications, Inc. *	120,250
400	Google, Inc.	272,119
25,000	GT Advanced International, Inc. *	108,500
12,500	Hewlett-Packard Co.	173,125
6,000	Intel Corp.	129,780
8,000	Lender Processing Services, Inc.	192,880
26,000	Marvell Technology Group, Ltd.	205,140
10,000	Microsoft Corp.	285,400
7,500	Oracle Corp.	233,100
		2,673,354
Materials - 4.65%
25,000	Alcoa, Inc.	214,250
6,000	Freeport-McMoRan Copper & Gold, Inc.	233,280
		447,530

TOTAL FOR COMMON STOCKS (Cost $10,077,179) - 87.92%		8,465,536

SHORT TERM INVESTMENTS - 12.09%
1,164,160	First American Treasury Obligation Fund Class Z 0.00%** (Cost $1,164,160)	1,164,160

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,164,160) - 12.09%		1,164,160

TOTAL INVESTMENTS (Cost $11,241,339) - 100.01%		9,629,696

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(577)

NET ASSETS - 100.00%		$ 9,629,119

ADR - American Depository Receipt.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2012.

Fallen Angels Value Fund
Notes to Financial Statements
October 31, 2012 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,241,339 amounted to $1,611,642, which consisted of aggregate gross unrealized appreciation of $621,647 and aggregate gross unrealized depreciation of $2,233,289.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of October 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	8,465,536	$0	$0	$8,465,536
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$1,164,160	$0	$0	$1,164,160
Total	$9,629,696	$0	$0	$9,629,696

Fallen Angels Income Fund
Schedule of Investments
October 31, 2012 (Unaudited)

Shares		Value

CLOSED END MUTUAL FUNDS - 7.37%
60,000	BlackRock Income Trust	$ 457,770
13,670	Templeton Emerging Markets Income Fund	233,210

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $527,074) - 7.37%		690,980

COMMON STOCK - 56.66%

Consumer Discretionary - 3.92%
2,100	McDonalds Corp.	182,280
4,300	Molson Coors Brewing Co.	185,502
		367,782
Consumer Staples - 10.55%
5,000	Altria Group, Inc.	159,000
1,600	Kraft Foods Group, Inc.	72,736
6,800	Mondelez International, Inc.	180,540
2,600	Pepsico, Inc.	180,024
3,000	Procter & Gamble Co.	207,720
6,100	Sysco Corp.	189,527
		989,547
Energy - 4.63%
5,000	BP Plc ADR	214,450
3,800	ConocoPhillips	219,830
		434,280
Financials - 10.54%
7,900	Bank of New York Co., Inc.	195,209
1,000	Blackrock, Inc.	189,680
4,800	JP Morgan Chase & Co.	200,064
4,900	OakTree Capital Group LLC	208,887
5,800	Wells Fargo & Co.	195,402
		989,242
Healthcare - 10.27%
2,000	Abbot Laboratories	131,000
3,200	Johnson & Johnson	226,624
2,900	Novartis AG ADR	175,334
10,000	Pfizer, Inc.	248,700
4,500	Teva Pharmaceuticals	181,890
		963,548

Industrials - 9.23%
16,600	Exelis, Inc.	183,596
9,200	General Electric Co.	193,752
2,200	Lockheed Martin Corp.	206,074
2,000	Norfolk Southern Corp.	122,700
1,300	Union Pacific Corp.	159,939
		866,061
Information Technology - 5.65%
7,800	Intel Corp.	168,714
6,400	Microsoft Corp.	182,656
5,500	Paychex, Inc.	178,308
		529,678
Utilities - 1.87%
4,900	Exelon Corp.	175,322

TOTAL FOR COMMON STOCKS (Cost $4,885,402) - 56.66%		5,315,460

CORPORATE BONDS - 15.34%
108,000	Apria Healthcare Group, Inc., 12.375%, 11/01/2014	105,300
148,000	Arch Coal, Inc., 7.25%, 10/01/2020	130,980
95,000	Brown Shoe Co., Inc. 7.125%, 05/15/2019	97,256
143,000	Ceasars Entertainment Operating Co., Inc., 12.75%, 04/15/2018	103,675
100,000	First Data Corp., 12.625%, 01/15/2021	103,250
110,000	Gymboree Corp., 9.125%, 12/01/2018	103,538
148,000	JC Penny Corp., 5.65%, 06/01/2020	137,455
100,000	Jefferies Group, Inc., 5.125%, 04/13/2018	102,750
95,000	Jones Group, 6.875%, 03/15/2019	98,325
187,000	MBIA, Inc., 6.400%, 08/15/2022	142,588
205,000	NRG Energy, Inc., 7.625%, 05/15/2019	218,325
100,000	Nuveen Investments, Inc., 5.500%, 09/15/2015	95,500

TOTAL FOR CORPORATE BONDS (Cost $1,424,037) - 15.34%		1,438,942

EXCHANGE TRADED FUNDS - 2.97%
11,200	Powershares Senior Bank Loan	278,208

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $279,998) - 2.97%		278,208

GOVERNMENT BONDS - 2.61%
245,000	US Treasury Bill, 11/23/2012	244,988

TOTAL FOR GOVERNMENT BONDS (Cost $244,976) - 2.61%		244,988

LIMITED PARTNERSHIP - 2.19%
4,800	Energy Transfer Partners, L.P.	205,440

TOTAL FOR LIMITED PARTNERSHIP (Cost $220,224) - 2.19%		205,440

MORTGAGE BACKED SECURITIES - 0.82%
44,536	Credit Suisse Mortgage Capital Certificate, 5.711%, 02/15/2039	45,715
4,625	CSFB Mortgage Securities Corp., 5.100%, 08/15/2038	4,638
12,326	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/2041	12,318
14,333	J.P. Morgan Chase & Co., 5.250%, 01/12/2043	14,389

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $75,638) - 0.82%		77,060

PREFERRED SECURITIES - 4.68%
8,000	JC Penney (Cortz) 7.625%	197,200
5,000	SLM Corp. 6.970%	242,100

TOTAL FOR PREFERRED SECURITIES (Cost $418,085) - 4.68%		439,300

REAL ESTATE INVESTMENT TRUST - 1.41%
5,261	Hospitality Property Trust 7.000%	132,577

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $130,128) - 1.41%		132,577

UNCLASSIFIED - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) † *	0

TOTAL FOR UNCLASSIFIED (Cost $48,230) - 0.00%		0

SHORT TERM INVESTMENTS - 5.57%
522,865	First American Treasury Obligation Fund Class Z 0.00% **	522,865

TOTAL SHORT TERM INVESTMENTS (Cost $522,865) - 5.57%		522,865

TOTAL INVESTMENTS (Cost $8,249,584) - 99.62%		9,345,820

OTHER ASSETS LESS LIABILITIES - 0.38%		35,390

NET ASSETS - 100.00%		$ 9,381,210

† This security has been valued according to the fair value pricing policies of the Fund.
* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2012.

Fallen Angels Income Fund
Written Options
April 30, 2012

PUT OPTIONS WRITTEN - 0.05%

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Chevron Corp.
1,600	November 2012 Put @ 110.00	3,456

	Norfolk Southern Co.
900	November 2012 Put @ 62.50	1,485

	Total (Premiums Received $3,558)	$ 4,941

Fallen Angels Income Fund
Notes to Financial Statements
October 31, 2012 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,249,584 amounted to $567,779, which consisted of aggregate gross unrealized appreciation of $779,531 and aggregate gross unrealized depreciation of $211,752.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of October 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed-End Funds	690,980	$0	$0	$690,980
Common Stock	5,315,460	$0	$0	$5,315,460
Corporate Bonds	1,438,942	$0	$0	$1,438,942
Exchange Traded Funds	278,208	$0	$0	$278,208
Preferred Securities	439,300	$0	$0	$439,300
Real Estate Investment Trusts	132,577	$0	$0	132,577
Mortgage Backed Securities	77,060	$0	$0	77,060
Limited Partnerships	205,440	$0	$0	$205,440
Government Bonds	244,988	$0	$0	$244,988
Unclassified	0	$0	$0	$0
Cash Equivalents	522,865	$0	$0	$522,865
Total	9,345,820	$0	$0	$9,345,820

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date December 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Secretary

Date December 31, 2012